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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       S Squared Technology, LLC
Address:    515 Madison Avenue
            New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seymour L. Goldblatt
Title:     Managing Member
Phone:     212-421-2155

Signature, Place, and Date of Signing:

    /s/ Seymour L. Goldblatt        New York, New York        August 12, 2011
---------------------------------
          [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]  NONE

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                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                1

Form 13F Information Table Entry Total:         100

Form 13F Information Table Value Total:    $632,649
                                        (thousands)

List of Other  Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 -- S Squared Capital II Management, LLC

                               FORM 13F                           (SEC USE ONLY)
Page 1 of 4   NAME OF REPORTING MANGER S SQUARED TECHNOLOGY, LLC   June 30, 2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
ABSOLUTE SOFTWARE CORPORATION    COM      00386B109   8,600  1,950,400 SH    X                                1,950,400
ACCENTURE PLC                    COM      G1151C101   2,145     35,500 SH    X                                   35,500
ACORDA THERAPEUTICS INC          COM      00484M106   6,339    196,200 SH            X                    01    196,200
ALLSCRIPTS HEALTHCARE SOLUTION   COM      01988P108   5,828    300,090 SH            X                    01    300,090
ARCHIPELAGO LEARNING INC         COM      03956P102   4,033    409,000 SH    X                                  409,000
ATMEL CORP                       COM      049513104   8,097    575,500 SH            X                    01    575,500
AVAGO TECHNOLOGIES               COM      Y0486S104   7,190    189,200 SH            X                    01    189,200
BALLANTYNE STRONG INC            COM      058516105   1,681    358,500 SH    X                                  358,500
BIOGEN IDEC INC                  COM      09062X103   6,704     62,700 SH            X                    01     62,700
BIOSANTE PHARMACEUTICALS         COM      9065V2034   2,163    786,400 SH    X                                  786,400
BLUECOAT SYSTEMS                 COM      09534T508   5,133    234,800 SH    X                                  234,800
BMC SOFTWARE INC                 COM      055921100  20,234    369,900 SH            X                    01    369,900
CALIX INC                        COM      13100M509  10,216    490,700 SH    X                                  490,700
CALLIDUS SOFTWARE                COM      13123E500  14,836  2,535,983 SH            X                    01  2,535,983
CEPHALON INC                     COM      156708109   4,642     58,100 SH            X                    01     58,100
CIENA                            COM      171779101   7,238    393,800 SH            X                    01    393,800
CITY TELECOM LTD                 ADR      178677209   1,169    100,000 SH    X                                  100,000
CODEXIS, INC                     COM      192005106   2,244    233,000 SH    X                                  233,000
COGNIZANT TECHNOLOGY SOLUTIONS   COM      192446102   3,660     49,900 SH            X                    01     49,900
COMVERGE INC                     COM      205859101   6,985  2,352,000 SH    X                                2,352,000
COMVERSE TECHNOLOGY INC          COM      205862402  11,642  1,502,200 SH            X                    01  1,502,200
DEXCOM INC                       COM      252131107  16,759  1,156,600 SH            X                    01  1,156,600
DICE HOLDINGS INC                COM      253017107   4,318    319,400 SH            X                    01    319,400
DIGITAL RIV INC                  COM      25388B104  15,128    470,400 SH            X                    01    470,400
F5 NETWORKS INC                  COM      315616102  10,352     93,900 SH            X                    01     93,900
FOREST LABS INC                  COM      345838106  12,652    321,600 SH            X                    01    321,600
FUSION-IO, INC                   COM      36112j107   1,053     35,000 SH            X                    01     35,000
COLUMN TOTAL                                        201,041

                               FORM 13F                           (SEC USE ONLY)
Page 2 of 4   NAME OF REPORTING MANGER S SQUARED TECHNOLOGY, LLC   June 30, 2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
GSE SYSTEMS INC                  COM      36227K106   2,961  1,370,800 SH    X                                1,370,800
HARMONIC                         COM      413160102   6,152    850,900 SH    X                                  850,900
HiSOFT TECHNOLOGY INTL           ADR      43358R108     740     50,500 SH    X                                   50,500
IGATE CORPORATION                COM      45169U105   1,985    121,600 SH    X                                  121,600
INGRAM MICRO INC                 COM      457153104   9,342    515,000 SH            X                    01    515,000
INTER-NAP NETWORK                COM      45885A300  11,032  1,501,000 SH    X                                1,501,000
INTERSIL HLDG CORP CL A          COM      46069S109   5,313    413,500 SH            X                    01    413,500
INTERXION HOLDING NV             COM      n47279109   2,949    194,800 SH    X                                  194,800
KENEXA CORP                      COM      488879107  23,419    976,600 SH            X                    01    976,600
KOFAX PLC                        COM      993351PF6     356     50,000 SH    X                                   50,000
LAM RESH CORP                    COM      512807108   8,422    190,200 SH            X                    01    190,200
LINEAR TECHNOLOTY CORP           COM      535678106   9,364    283,600 SH            X                    01    283,600
LIQUIDITY SERVICES INC           COM      53635B107   8,533    361,400 SH    X                                  361,400
LIVEPERSON INC                   COM      538146101   2,616    185,000 SH    X                                  185,000
LOCAL.COM CORP                   COM      53954R105   2,555    765,000 SH    X                                  765,000
MARVELL TECH GROUP LTD ORD       COM      G5876H105   5,738    388,600 SH            X                    01    388,600
MATTERSIGHT CORPORATION          COM      577097108   4,595    820,525 SH            X                    01    820,525
MAXIM INTERGRATED                COM      57772K101   6,543    256,000 SH            X                    01    256,000
MEDIAMINDS TECHNOLOGIES          COM      58449C100   4,987    227,300 SH    X                                  227,300
MICROSEMI CORP                   COM      595137100   4,118    200,900 SH            X                    01    200,900
MICROSTRATEGY INC                COM      594972408  13,275     81,600 SH            X                    01     81,600
MONSTER WORLDWIDE INC            COM      611742107   7,478    510,100 SH            X                    01    510,100
MOVE INC                         COM      62458M108   4,708  2,150,000 SH    X                                2,150,000
NEOPHOTONICS CORPORATION         COM      64051T100   2,272    328,300 SH    X                                  328,300
NVIDIA CORP                      COM      67066G104   6,916    434,000 SH            X                    01    434,000
OCZ TECHNOLOGY (2nd private plc) COM      67086E303   4,800    600,000 SH    X                                  600,000
OCZ TECHNOLOGY CORP              COM      67086E303   6,405    800,600 SH            X                    01    800,600
OCZ TECHNOLOGY (1st private plc) COM      67086E303   6,768    845,993 SH    X                                  845,993
ONYX PHARM                       COM      683399109   9,718    275,300 SH            X                    01    275,300
OPENWAVE SYS INC                 COM      683718308  16,402  7,162,400 SH            X                    01  7,162,400
OPTIMER PHARMACEUTICALS INC      COM      68401H104   4,446    373,900 SH    X                                  373,900
POWER INTEGRATIONS INC           COM      739276103   3,712     96,600 SH    X                                   96,600
POWERSECURE INTL INC             COM      73936N105   4,918    681,230 SH    X                                  681,230
PRINCETON REVIEW INC             COM      742352107     278  1,235,600 SH    X                                1,235,600
COLUMN TOTAL                                        213,816

                               FORM 13F                           (SEC USE ONLY)
Page 3 of 4   NAME OF REPORTING MANGER S SQUARED TECHNOLOGY, LLC   June 30, 2011

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
PROCERA NETWORKS INC             COM      74269U203   4,292    400,000 SH    X                                  400,000
QUANTUM CORP-DLT & STORAGE SYS   COM      747906204  10,347  3,135,600 SH    X                                3,135,600
RADWARE, LTD                     COM      IL0010834   4,303    123,500 SH    X                                  123,500
REACHLOCAL, INC                  COM      75525F104   5,416    260,000 SH    X                                  260,000
REAL NETWORKS INC                COM      75605L104  14,583  4,289,000 SH            X                    01  4,289,000
REALD INC                        COM      75604L105   2,128     91,000 SH            X                    01     91,000
RESPONSYS INC                    COM      761248103     541     30,500 SH            X                    01     30,500
RESVERLOGIX CORP                 COM      76128M108     553    355,100 SH    X                                  355,100
RESVERLOGIX CORP RESTRICTED SH   COM      76128M108     475    305,500 SH    X                                  305,500
RIVERBED TECHNOLOGY INC          COM      768573107   8,935    225,700 SH            X                    01    225,700
RIVERSTONE NETWORKS              COM      769320995       0  5,414,200 SH            X                    01  5,414,200
SALIX PHARMACEUTICALS            COM      795435106  14,765    370,700 SH            X                    01    370,700
SANDVINE CORP                    COM      800213100   3,782  1,625,000 SH    X                                1,625,000
SAPIENT CORP                     COM      803062108  19,099  1,270,700 SH            X                    01  1,270,700
SEAGATE TECHNOLOGY HOLDINGS      COM      G7945M107   5,149    318,600 SH            X                    01    318,600
SILICON LABORATORIES, INC        COM      826919102   9,197    222,900 SH            X                    01    222,900
SMART TECHNOLOGIES               COM      83172R108   1,580    277,225 SH            X                    01    277,225
SOLARWINDS, INC                  COM      83416B109   8,396    321,200 SH            X                    01    321,200
STEC Inc                         COM      784774101  12,681    745,500 SH            X                    01    745,500
SYCAMORE NETWORKS INC            COM      871206108   1,668     75,000 SH    X                                   75,000
SYNTEL INC                       COM      87162H103     905     15,300 SH    X                                   15,300
TEKELEC                          COM      879101103   8,217    900,000 SH    X                                  900,000
TELECOMMUNICATIONS SYS CL A      COM      87929J103   7,503  1,553,500 SH    X                                1,553,500
THESTREET.COM, INC               COM      88368Q103   3,260  1,061,968 SH    X                                1,061,968
THORATIC CORPORATION             COM      885175307   6,452    196,600 SH            X                    01    196,600
TIBCO SOFTWARE INC               COM      88632Q103   2,409     83,000 SH    X                                   83,000
TNS INC                          COM      872960109  12,979    781,889 SH            X                    01    781,889
Tree.com Inc                     COM      894675107      59     11,600 SH    X                                   11,600
UNITED THERAPEUTICS              COM      91307C102   5,648    102,500 SH            X                    01    102,500
UROPLASTY INC                    COM      917277204   3,783    504,400 SH    X                                  504,400
VIROPHARMA INC                   COM      928241108   2,934    158,600 SH    X                                  158,600
VISTAPRINT LTD                   COM      N93540107   9,632    201,300 SH            X                    01    201,300
VOCUS INC                        COM      92858J108  11,616    379,500 SH    X                                  379,500
WEB.COM GROUP INC                COM      94733A104  11,044    896,401 SH    X                                  896,401
WEBMEDIABRANDS INC               COM      94770W100   2,650  2,007,700 SH    X                                2,007,700
WEBSENSE INC                     COM      947684106     649     25,000 SH    X                                   25,000
ELOYALTY CORP SERIES B CONV PF   CVPF     290152990     115     22,475 SH    X                                   22,475
COLUMN TOTAL                                        217,745

Page 4 of 4                                                           30-June-11
S squared Technology, LLC
Form 13F - Additions

                                                                                  Item 6
                                                                           Investment Discretion
                                                                           -----------------------
                                                                                    (b)
                                                    Item 4:                       Shared-                        Item 8: Voting
                                                      Fair    Item 5:               As               Item 7     Authority (Shares)
                                 Item 2:   Item 3:   Market  Shares of            Defined    (c)    Managers -----------------------
            Item 1:              Title of   CUSIP    Value   Principal      (a)     in     Shared-    See       (a)       (b)    (c)
         Name of Issuer           class    Number   (x$1000)  Amount       Sole  Instr. V   Other   Instr.V     Sole    Shared  None
-------------------------------- -------- --------- -------- ------------ ------ --------- ------- --------- ---------- ------ -----
NORTEL NETWORKS                      COM  656568508        0         5 SH    X                                        5
PANDORA                              COM  698354107       47     2,500 SH            X                    01      2,500
TOTAL MARKET VALUE 13F ADDITIONS                          47
TOTAL MARKET VALUE 13F                               632,602
TOTAL MARKET VALUE 13F &
ADDITIONS                                            632,649

                                                                                                                            84548742